Employee Benefits (Details 2) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Fair value of plan assets at January 1	SFr 2,437,338	SFr 6,036,647
Interest income	22,198	36,304
Return on plan assets excluding interest income	(73,375)	634,190	SFr (332,759)
Employer contributions	107,618	146,245
Plan participants' contributions	107,618	146,245
Transfer-out amounts	(445,457)	(3,367,834)
Transfer-in amounts of new employees	28,861	79,930
Administration expense	(4,051)	(6,009)
Fair value of plan assets at December 31	SFr 2,327,500	SFr 2,437,338	SFr 6,036,647